SHARE-BASED COMPENSATION - Option pricing (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Expected term	6 years 8 months 19 days	6 years 10 months 24 days	6 years 10 months 24 days	9 years
Volatility	103.00%	98.00%	98.00%	90.00%
Risk-free interest rate	4.28%	3.85%	3.85%	2.01%
Weighted average grant date fair value	$ 2.59	$ 2.75	$ 2.75	$ 3.54